FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 11 — FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:

Level I — Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level II — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in inactive markets; inputs other than quoted market prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III — Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The Company effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.

Debt

The Company evaluated whether any of the embedded features associated with the different Convertible Notes issued throughout 2022 required bifurcation as a separate component of equity. The Company elected the fair value option (FVO) under ASC Topic 825- Financial Instruments, as the different Convertible Notes are qualified financial instruments and are, in whole, classified as liabilities. Under the FVO, the Company recognized each of the Convertible notes as hybrid debt instruments at fair value, inclusive of the embedded feature with changes in fair value related to changes in the Company’s credit risk being recognized as a component of accumulated other comprehensive income in the unaudited condensed consolidated balance sheets. All other changes in fair value were recognized in the unaudited condensed consolidated statements of operations.

The fair value of the convertible notes issued throughout 2022 and 2023 were measured using unobservable inputs through June 30, 2024. The most significant of which was the discount rate, which was determined to be 15%. The convertible notes converted into shares of common stock on July 12, 2024. These shares were post business combination and were publicly traded. Therefore, the value of the shares that they converted into was based on the publicly traded price at the time of the conversion. The change in fair value of the convertible notes for the three and nine months ended September 30, 2024 and 2023 was a loss of $1.4 million and a loss of $1.6 million, respectively. The change in fair value of the convertible notes for the three and nine months ended September 30, 2023 were a gain of $84 thousand and $0.2 million, respectively.

The 2024 Convertible Notes are convertible at the option of the holder into shares of the Company’s common stock at a conversion price of $1.00 per share. The number of shares issuable upon conversion is determined by dividing the sum of the outstanding principal and accrued interest by the conversion price. The conversion option is exercisable until 90 days from issuance. The 2024 Convertible Notes may be prepaid in full or in part by the Company at any time without penalty. The Company valued these notes by weighting two possible outcomes. The first outcome is the probability that the note is paid out in cash at maturity. The second outcome is the probability that there will be a voluntary conversion within the first 90 days. As of September 30, 2024, the Company determined a probability of 70% that there will be a voluntary conversion.

To determine the value at maturity, the Company used a discounted cash flow model using a discount rate of 20%. To determine the value of a voluntary conversion, the Company used a black-scholes model. The key inputs to the black-scholes model are as follows:

●	Stock price of $1.15 based on the publicly traded stock price of the Company
●	Exercise price of $1.00 based on the conversion price per the note
●	A remaining term of 0.25 years based on the note
●	A risk free rate of 4.40% based on comparable treasury securities
●	Annualized volatility of 37.17% based on comparable public companies

The fair value as of September 30, 2024 was determined to be $0.8 million.

Within five days of the maturity date of the EFH Convertible Note, the Company may elect to convert the EFH Convertible Note into shares of common stock of the Company based on the 5-day trailing volume weighted average price of the Company’s common stock at the maturity date of the EHF Convertible Note (subject to compliance with applicable rules of the Nasdaq Stock Market). The Company elected to record the EHF Convertible Note at fair value and determined that the conversion approximates the fair value of the stock, and therefore is not subject to remeasurement at each reporting period. As of September 30, 2024, there is $3.63 million outstanding on the convertible note.

The Company’s PPP Loan, SBA Loans, Seller Notes, Promissory notes, and Vehicle Loans are carried at historical cost. The fair value of the PPP Loan, SBA Loans, Seller Notes, Promissory notes, and Vehicle Loans are estimated using widely accepted valuation techniques, including discounted cash flow analyses using available market information on discount and borrowing rates with similar terms, maturities, and credit ratings. Accordingly, the Company used Level 2 inputs for these debt instrument fair value estimates.

Forward Purchase Agreement

The fair value of the liability pre-modification when it was assumed on July 12, 2024 and immediately before modification on August 2, 2024, was determined using a black-scholes model. Both valuations were based on the actual numbers of shares purchased by Meteora under the agreement, which was 3,288,466. The significant inputs to the model as of July 12, 2024 and August 2, 2024 are noted in the table below.

	July 12, 2024	August 2, 2024
Term	3.00	2.94
Stock price	$3.54	$0.78
Exercise price	$13.36	$13.36
Volatility	46.00%	80.00%
Risk-free rate	4.20%	3.71%
Dividends rate	0.00%	0.00%

The key inputs in the above table are based on the following:

●	Term — this is the remaining term to maturity in the agreement
●	Exercise Price — the redemption price of the Company’s common shares at closing of the Business Combination ($11.36) plus $2.00 per the terms of the agreement
●	Stock Price — this is based on the adjusted close of our common stock.
●	Volatility — this is based on comparable public companies
●	Risk Free Rate — this is based on treasury securities with a similar term
●	Dividends Rate — this is based on our stock’s dividend rate

The fair value post modification was determined based on the probability of each settlement method.

The prepayment shortfall value was calculated by taking the publicly traded stock price at the date of valuation discounting it for the 17% margin to be kept by the seller and multiplying that by the number of shares remaining outstanding under the agreement. As of August 2, 2024 and September 30, 2024, there were 3,288,466 and 2,527,805 shares outstanding in the agreement. The Company determined a probability that 85% of the outstanding shares would be settled using this method at August 2, 2024 and September 30, 2024, respectively.

The Company determined the value at maturity for all outstanding shares using the Monte Carlo model. The significant inputs to the model as of August 2, 2024 and September 30, 2024 are noted in the table below. The Company determined a probability that 15% of the outstanding shares would be settled using this method at August 2, 2024 and September 30, 2024, respectively.

	August 2, 2024	September 30, 2024
Term	2.94	2.78
Stock price	$0.78	$1.15
Volatility	80.00%	90.00%
Risk-free rate	3.71%	3.60%
Dividends rate	0.00%	0.00%

The key inputs in the above table are based on the following:

●	Term - this is the remaining term to maturity in the agreement
●	Stock Price - this is based on the adjusted close of our common stock.
●	Volatility - this is based on comparable public companies
●	Risk Free Rate - this is based on treasury securities with a similar term
●	Dividends Rate - this is based on our stock’s dividend rate

The following table provides the roll forward of forward purchase agreement:

Forward purchase agreement assets (liability) at December 31, 2023	$—
Forward purchase agreement asset (liability) at business combination	(27,530)
Less cash payments from Trust	37,624
Change in fair value	(9,399)
Gain from modification	1,443
Less cash received	(766)
Change in fair value	824
Forward purchase agreement asset (liability) at September 30, 2024	$2,196

Contingent consideration

The fair values of the contingent consideration was estimated using Monte Carlo Simulation model, which are Level 3 fair value measurement. Significant unobservable inputs used to determine the estimated fair value of the Delivery Circle earn-out payment liability include the Delivery Circle forecasted revenue and EBITDA growth, revenue volatility, market price of risk and discount rate. An increase in the projected growth rate for net revenue results in a higher fair value for the earn-out payment liability while an increase in the discount rate results in a lower fair value for the earn-out payment liability. An increase in the market price of risk and revenue volatility results in a lower fair value.

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2024		December 31, 2023
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Forward Purchase Agreement	$2,196	$2,196	$—	$—

Liabilities:
2022 Convertible Debt	$—	$—	$2,179	$2,179
2024 Convertible Notes	$762	$762	$—	$—
EFH Convertible Note	$3,630	$3,630	$—	$—
Contingent consideration	$576	$576	$—	$—

The carrying values of cash and cash equivalents, accounts payable, accrued expenses, amounts included in other current assets, and current liabilities that meet the definition of a financial instrument, approximate fair value due to their short-term nature.